Taxation (Details) $ in Thousands, ¥ in Millions, $ in Millions		9 Months Ended		24 Months Ended		36 Months Ended
	Apr. 01, 2018 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)
Taxation [Line Items]
Profits tax rate	$ 2
Percentage of assessable profits	8.25%
Accounting standards, percentage		25.00%
Preferential tax rate		15.00%
Income tax rate		15.00%
Taxable income		$ 1,663	$ 1,976
Net operating loss carryforwards		66,926					$ 45,196
Deferred tax assets, net operating loss carryforwards		11,956					10,841
Valuation allowances		$ 12,796					$ 11,820
PRC [Member]
Taxation [Line Items]
Taxable income | ¥					¥ 3
Forecast [Member]
Taxation [Line Items]
Taxable income | ¥				¥ 1
Preferential tax rate				5.00%		5.00%
Forecast [Member] | Minimum [Member]
Taxation [Line Items]
Taxable income | ¥						¥ 1
Forecast [Member] | Maximum [Member]
Taxation [Line Items]
Taxable income | ¥						¥ 3